SIGNIFICANT ACCOUNTING POLICIES - Receivables and payables valued at amortized cost (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guaranies
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discount rates of receivables	8.22%	12.40%